Basis of Presentation (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2016	Mar. 31, 2015
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (2,949,874)	$ (6,549,350)	$ (7,989,461)	$ (14,412,176)	$ (19,727,913)	$ (9,356,411)